Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other payables.
Schedule of trade and other payables

	As at December 31,
	2020	2021
	RMB’000	RMB’000
Trade payables
Due to related parties	632,912	747,449
Due to third parties	287,324	354,279
	920,236	1,101,728

Redemption liability (Note 35)	259,119	271,525
Accrued expenses	159,091	209,676
Security deposits	87,402	56,236
Lease liabilities (Note 17(a))	134,219	154,890
Amounts payable for purchase of shares held for share incentive scheme (Note 26)	88,280	88,280
Unpaid business acquisition consideration of View Foundation (Note 35 (b))	48,000	—
Other tax payables	47,762	44,716
Amounts due to related parties	100,614	431,351
Service fees refundable	8,953	9,809
Financial guarantee payables (Note a)	3,041	—
Others	86,578	82,722
	1,943,295	2,450,933

Less: non - current portion
Redemption liability (Note 35)	(259,119)	(128,081)
Lease liabilities	(48,115)	(97,473)
Amounts payable for purchase of shares held for share incentive scheme (Note 26)	(88,280)	(88,280)
	(395,514)	(313,834)
	1,547,781	2,137,099

Schedule of financial guarantee payables

Year ended December 31, 2020	RMB’000
Opening balance	116,509
Charge to profit or loss, net	62,389
Payouts during the year, net	(175,857)
Ending balance	3,041

RMB’000
Year ended December 31, 2021
Opening balance	3,041
Reversal of financial guarantee payables	(3,041)
Ending balance	—